Segment Information (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 segment
Segment Reporting Information [Line Items]
Operating Segments	10
Reportable Segments	1
Regulated Segment [Member]
Segment Reporting Information [Line Items]
Operating Segments	8
Not Quantitatively Significant [Member]
Segment Reporting Information [Line Items]
Operating Segments	2